Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026
C000013069
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	(0.16%)	0.38%	2.53%
C000013071
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	1.53%	0.27%	2.10%
C000048637
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000231374
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class W
C000154967
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	2.17%	0.88%	1.67%
C000154968
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	3.76%	0.80%	1.40%
C000154969
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000081348
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	2.60%	0.63%	1.98%
C000081349
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	4.35%	0.54%	1.72%
C000081350
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000081345
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	1.84%	0.42%	1.71%
C000081346
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	3.47%	0.33%	1.44%
C000081347
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000074079
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	2.32%	0.64%	1.36%
C000074080
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	3.91%	0.54%	0.94%
C000074081
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Without Sales Load [Member] | C000013069
Average Annual Return [Line Items]
Average Annual Return, Percent	3.25%	1.03%	2.87%
Without Sales Load [Member] | C000013071
Average Annual Return [Line Items]
Average Annual Return, Percent	2.52%	0.27%	2.10%
Without Sales Load [Member] | C000048637
Average Annual Return [Line Items]
Average Annual Return, Percent	3.39%	1.26%	3.12%
Without Sales Load [Member] | C000231374
Average Annual Return [Line Items]
Average Annual Return, Percent	3.99%	1.66%	3.32%
Without Sales Load [Member] | C000154967
Average Annual Return [Line Items]
Average Annual Return, Percent	5.55%	1.56%	2.01%
Without Sales Load [Member] | C000154968
Average Annual Return [Line Items]
Average Annual Return, Percent	4.76%	0.80%	1.40%
Without Sales Load [Member] | C000154969
Average Annual Return [Line Items]
Average Annual Return, Percent	5.71%	1.81%	2.27%
Without Sales Load [Member] | C000081348
Average Annual Return [Line Items]
Average Annual Return, Percent	6.06%	1.29%	2.32%
Without Sales Load [Member] | C000081349
Average Annual Return [Line Items]
Average Annual Return, Percent	5.35%	0.54%	1.72%
Without Sales Load [Member] | C000081350
Average Annual Return [Line Items]
Average Annual Return, Percent	6.33%	1.54%	2.57%
Without Sales Load [Member] | C000081345
Average Annual Return [Line Items]
Average Annual Return, Percent	5.26%	1.08%	2.05%
Without Sales Load [Member] | C000081346
Average Annual Return [Line Items]
Average Annual Return, Percent	4.47%	0.33%	1.44%
Without Sales Load [Member] | C000081347
Average Annual Return [Line Items]
Average Annual Return, Percent	5.52%	1.32%	2.31%
Without Sales Load [Member] | C000074079
Average Annual Return [Line Items]
Average Annual Return, Percent	5.79%	1.30%	1.70%
Without Sales Load [Member] | C000074080
Average Annual Return [Line Items]
Average Annual Return, Percent	4.91%	0.54%	0.94%
Without Sales Load [Member] | C000074081
Average Annual Return [Line Items]
Average Annual Return, Percent	5.95%	1.55%	1.95%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.70%	0.86%	2.32%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.70%	0.86%	2.32%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.70%	0.86%	2.32%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.70%	0.86%	2.32%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.70%	0.86%	2.32%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.70%	0.86%	2.32%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.70%	0.86%	2.32%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.70%	0.86%	2.32%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.70%	0.86%	2.32%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.70%	0.86%	2.32%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.70%	0.86%	2.32%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.70%	0.86%	2.32%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.70%	0.86%	2.32%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.70%	0.86%	2.32%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.70%	0.86%	2.32%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.70%	0.86%	2.32%
EATON VANCE Index: Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Average Annual Return, Percent	5.31%	1.34%	1.97%
EATON VANCE Index: Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Average Annual Return, Percent	5.31%	1.34%	1.97%
EATON VANCE Index: Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Average Annual Return, Percent	5.31%	1.34%	1.97%
EATON VANCE Index: Bloomberg 10 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 10 Year Municipal Bond Index
Average Annual Return, Percent	6.28%	1.16%	2.50%
EATON VANCE Index: Bloomberg 15 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 15 Year Municipal Bond Index
Average Annual Return, Percent	5.97%	1.11%	2.83%
EATON VANCE Index: Bloomberg 10 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 10 Year Municipal Bond Index
Average Annual Return, Percent	6.28%	1.16%	2.50%
EATON VANCE Index: Bloomberg 15 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 15 Year Municipal Bond Index
Average Annual Return, Percent	5.97%	1.11%	2.83%
EATON VANCE Index: Bloomberg 10 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 10 Year Municipal Bond Index
Average Annual Return, Percent	6.28%	1.16%	2.50%
EATON VANCE Index: Bloomberg 15 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 15 Year Municipal Bond Index
Average Annual Return, Percent	5.97%	1.11%	2.83%
EATON VANCE Index: Bloomberg Municipal Managed Money Intermediate 1–17 Year Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Managed Money Intermediate 1–17 Year Bond Index
Average Annual Return, Percent	5.74%	0.80%	2.12%
EATON VANCE Index: Bloomberg 7 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 7 Year Municipal Bond Index
Average Annual Return, Percent	6.02%	1.16%	2.20%
EATON VANCE Index: Bloomberg Municipal Managed Money Intermediate 1–17 Year Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Managed Money Intermediate 1–17 Year Bond Index
Average Annual Return, Percent	5.74%	0.80%	2.12%
EATON VANCE Index: Bloomberg 7 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 7 Year Municipal Bond Index
Average Annual Return, Percent	6.02%	1.16%	2.20%
EATON VANCE Index: Bloomberg Municipal Managed Money Intermediate 1–17 Year Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Managed Money Intermediate 1–17 Year Bond Index
Average Annual Return, Percent	5.74%	0.80%	2.12%
EATON VANCE Index: Bloomberg 7 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 7 Year Municipal Bond Index
Average Annual Return, Percent	6.02%	1.16%	2.20%
EATON VANCE Index: Bloomberg Municipal Managed Money 1–7 Year Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Managed Money 1–7 Year Bond Index
Average Annual Return, Percent	5.02%	0.99%	1.60%
EATON VANCE Index: Bloomberg 5 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 5 Year Municipal Bond Index
Average Annual Return, Percent	5.38%	1.18%	1.91%
EATON VANCE Index: Bloomberg Municipal Managed Money 1–7 Year Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Managed Money 1–7 Year Bond Index
Average Annual Return, Percent	5.02%	0.99%	1.60%
EATON VANCE Index: Bloomberg 5 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 5 Year Municipal Bond Index
Average Annual Return, Percent	5.38%	1.18%	1.91%
EATON VANCE Index: Bloomberg Municipal Managed Money 1–7 Year Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Managed Money 1–7 Year Bond Index
Average Annual Return, Percent	5.02%	0.99%	1.60%
EATON VANCE Index: Bloomberg 5 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 5 Year Municipal Bond Index
Average Annual Return, Percent	5.38%	1.18%	1.91%